Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Leasing LLC II (the “Depositor”)	5 November 2026
Nissan Motor Acceptance Company LLC (the “Sponsor”)
One Nissan Way
Franklin, Tennessee 37067

Re:	Nissan Auto Lease Trust 2026-C (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Depositor, Sponsor, BofA Securities, Inc., Citigroup Global Markets Inc., BNP Paribas Securities Corp. and Mizuho Securities USA LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of motor vehicle retail closed-end leases (the “Leases”) and the corresponding leased vehicles and assets relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report (each as applicable), the Sponsor, on behalf of the Depositor, provided us with, or instructed us to obtain:

a.	Electronic data files (collectively, the “Provided Preliminary Data Files”) labeled:

i.

“NALT 26-C Prelim Pool Before Mark 2026.09.30.xlsx” and the corresponding record layout and decode information (the “Initial Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 September 2026 (the “Preliminary Cutoff Date”) relating to certain motor vehicle retail closed-end leases (the “Preliminary Leases”) that are expected to be representative of the Leases,

ii.

“NALT 26-C Prelim Pool After Mark 2026.09.30.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of the Preliminary Cutoff Date relating to the Preliminary Leases and

iii.

“NALT 2026-C Auto Decision 20260930 - Preliminary Pool.xlsx” and the corresponding record layout and decode information (the “Preliminary Auto Decision Data File”) that the Sponsor, on behalf of the Depositor, indicated contains approval type information as of the Preliminary Cutoff Date relating to the Preliminary Leases,

b.	Imaged copies of the following items (collectively, the “Source Documents”):

i.	The motor vehicle lease agreement and accompanying dealer lease worksheet, VIN correction worksheet, correction notice, application status or other related documents (collectively, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s lease servicing system (the “System Screen Shots”) and

iii.	The certificate of title, application for certificate of ownership, application for title, online vehicle report or other related documents (collectively, the “Title”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Leases (as defined in Attachment A),

c.

Information, assumptions and methodologies (collectively, the “Approval Type Methodology”) that the Sponsor, on behalf of the Depositor, indicated relate to the comparison of the approval type Sample Characteristic (as defined herein),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Preliminary Data Files, Source Documents, Approval Type Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Source Documents, Approval Type Methodology or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Leases or Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions or methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter or on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 November 2026

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Leases from the Initial Base Preliminary Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Initial Base Preliminary Data File.

For the purpose of the procedures described in this report, the 125 Sample Leases are referred to as Sample Lease Numbers 1 through 125.

2.

For each motor vehicle retail closed-end lease on the Initial Base Preliminary Data File and Initial Preliminary Data File, we compared the account number (the “Account Number”), as determined using information shown on the Initial Base Preliminary Data File, to the corresponding Account Number, as determined using information shown on the Initial Preliminary Data File, and noted that:

a.	All of the Preliminary Leases, including the Sample Leases, were included on both the Initial Base Preliminary Data File and Initial Preliminary Data File and

b.	No motor vehicle retail closed-end leases other than the Preliminary Leases were included on either the Initial Base Preliminary Data File or Initial Preliminary Data File.

3.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Lease on the Initial Preliminary Data File with the corresponding approval type (the “Auto Decision”), as shown on the Preliminary Auto Decision Data File. The Initial Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

4.	For each Sample Lease, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.

Observed that the corresponding Contract contained a signature in the lessee signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Contract.

Attachment A Page 2 of 2

c.

Observed that (except for Sample Lease Numbers 105 and 110) the Sponsor or Nissan-Infiniti LT LLC (“NILT”) (or an entity or subsidiary of NILT) was the named lien holder or owner in the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Lease to the Sponsor or NILT (or an entity or subsidiary of NILT).

The Sponsor, on behalf of the Depositor, instructed us not to perform this procedure for Sample Lease Numbers 105 and 110, as the Sponsor, on behalf of the Depositor, was unable to provide the corresponding Titles.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)

Lease number	LEASENUMBER	System Screen Shots

Vehicle model year	MODEL YEAR	Contract and System Screen Shots

Vehicle make	MAKE	Contract and System Screen Shots

Vehicle model	MODEL	Contract and System Screen Shots

Vehicle age classification (new/used)	NEW-USED CODE	Contract

Monthly base payment amount	BASE RENT	Contract and System Screen Shots

Original term to maturity	ORIGINAL TERM	Contract and System Screen Shots

Adjusted capitalized cost	CAPCOST	Contract

Contract residual value	CONTRACT RESIDUAL	Contract

Adjusted manufacturer’s suggested retail price	MSRP	Contract

Lease rate (money factor)	LEASE RATE	Contract

E-contract (Y/N)	E-CONTRACT	Contract

VIN	VIN	Contract, System Screen Shots and Title

Paid thru date	PAID-TO-DATE	System Screen Shots or System Screen Shots and Contract

Maturity date	MATURITY DATE	System Screen Shots

Remaining term to maturity	REMAINING PAYMENTS	(a) System Screen Shots or (b) System Screen Shots and recalculation

Product type	PRODUCT TYPE	System Screen Shots

FICO score	CREDIT SCORE	System Screen Shots

Customer borrower state	CUSTOMER STATE	System Screen Shots

Approval type	Auto Decision	System Screen Shots

Original first payment date	FIRST PAYMENT DATE	System Screen Shots

Exhibit 1 to Attachment A

Notes:

i.	The lease number Sample Characteristic is for identification purposes only.

ii.

For the purpose of comparing the monthly base payment amount and adjusted capitalized cost Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.

For the purpose of comparing the lease rate (money factor) Sample Characteristic (subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to round the lease rate (money factor), as shown in the Contract, to the fifth decimal place (XX.XXXXX).

For the purpose of comparing the lease rate (money factor) Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 0.00001 or less.

iv.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Preliminary Cutoff Date. For the purpose of comparing the paid thru date and remaining term to maturity Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the System Screen Shots that occurred on or prior to the Preliminary Cutoff Date.

v.

For the purpose of comparing the paid thru date Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the payment history information, as shown in the System Screen Shots, to determine the paid thru date, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the paid thru date Sample Characteristic for any Sample Lease where the day of the paid thru date, as shown on the Preliminary Data File, did not match the corresponding information, as shown in the System Screen Shots, the Sponsor, on behalf of the Depositor, instructed us to use the payment history information, as shown in the System Screen Shots, to determine the month and year of the paid thru date and to use the day of the due date, as shown in the Contract, to determine the day of the paid thru date.

Exhibit 1 to Attachment A

vi.

For the purpose of comparing the remaining term to maturity Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the payment history information, as shown in the System Screen Shots, to determine the remaining term to maturity, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the remaining term to maturity Sample Characteristic for any Sample Lease where the remaining term to maturity, as shown on the Preliminary Data File, did not match the corresponding information, as shown in the System Screen Shots, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.	Number of monthly base payments billed on or prior to the Preliminary Cutoff Date from

b.	Original term to maturity,

both as shown in the System Screen Shots.

vii.

For the purpose of comparing the approval type Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document in accordance with the Approval Type Methodology.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
105	VIN	<REDACTED>	<unable to determine>
110	VIN	<REDACTED>	<unable to determine>

Note:

The VIN Sample Characteristic for Sample Lease Numbers 105 and 110, as shown on the Preliminary Data File, agreed to the VIN, as shown in the corresponding Contract and System Screen Shots. The Sponsor, on behalf of the Depositor, was unable to provide Titles for Sample Lease Numbers 105 and 110.